Business and credit concentrations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 CNY (¥)
Supplier | Purchases of raw materials
Concentration Risk
Purchases from suppliers	$ 5,443	¥ 34,140	¥ 36,405	¥ 37,556
Percentage of concentration	44.00%	44.00%	52.00%	49.00%
Supplier | Purchases of raw materials | China Bright Group Co. Limited
Concentration Risk
Purchases from suppliers	$ 2,991	¥ 18,759	¥ 36,405	¥ 37,556
Percentage of concentration	24.00%	24.00%	52.00%	49.00%
Supplier | Purchases of raw materials | Hangzhou Baitong Biological Technology Co., Ltd. and Beijing Chengmao Xingye Technology Development Co., Ltd. | Maximum
Concentration Risk
Percentage of concentration			10.00%	10.00%
Supplier | Purchases of raw materials | Hangzhou Baitong Biological Technology Co., Ltd.
Concentration Risk
Purchases from suppliers	$ 1,223	¥ 7,670
Percentage of concentration	10.00%	10.00%
Supplier | Purchases of raw materials | Beijing Chengmao Xingye Technology Development Co., Ltd.
Concentration Risk
Purchases from suppliers	$ 1,229	¥ 7,711
Percentage of concentration	10.00%	10.00%
Supplier | Individual accounts payable | Beijing Probe Biological Technology Co., Ltd.
Concentration Risk
Individual accounts payable to major suppliers	$ 182				¥ 1,141
Percentage of concentration	10.00%	10.00%
Beijing | Customers | Net revenue
Concentration Risk
Percentage of concentration	23.70%	23.70%	28.80%	31.60%
Guangdong province | Customers | Net revenue
Concentration Risk
Percentage of concentration	62.00%	62.00%	58.70%	58.80%
Zhejiang province | Customers | Net revenue
Concentration Risk
Percentage of concentration	14.30%	14.30%	12.50%	9.60%